24. SHARE BASED PAYMENT (Details 4)	12 Months Ended
Dec. 31, 2016 R$ / shares
Plan I [Member]
Expected maturity of the option:
Exercise in the 1st year	3 years
Exercise in the 2nd year	3 years 6 months
Exercise in the 3rd year	4 years
Risk-free interest rate	5.09%
Volatility	26.05%
Expected dividends over shares	1.236%
Expected inflation rate	R$ 3.71
Plan II [Member]
Expected maturity of the option:
Exercise in the 1st year	3 years 6 months
Exercise in the 2nd year	4 years
Exercise in the 3rd year	4 years
Exercise in the 4th year	5 years
Risk-free interest rate	6.25%
Volatility	27.07%
Expected dividends over shares	2.40%
Expected inflation rate	R$ 3.79